UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from September 1, 2014 to September 30, 2014

Commission File Number of issuing entity: 333-178682-02

WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST 2012-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-178682

WORLD OMNI AUTO LEASING LLC

(Exact name of depositor as specified in its charter)

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

90-0399122

(I.R.S. Employer Identification No.)

190 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of World Omni Automobile Lease Securitization Trust 2012-A for the distribution period commencing on September 1, 2014 and expiring on September 30, 2014 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Exchange Note Sale Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on June 15, 2012 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: February 10, 2014

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The following events have been brought to our attention by The Bank of New York Mellon, in its capacity as owner trustee:

In the ordinary course of business, BNY Mellon Trust of Delaware and its affiliates, including The Bank of New York Mellon are named as a defendant in or made a party to pending and potential legal actions. In connection with its role as trustee of certain residential mortgage-backed securitization (“RMBS”) transactions, the Bank of New York Mellon was named as a defendant in a lawsuit brought in New York State court on June 18, 2014 by a group of institutional investors. This lawsuit alleges that the trustee had expansive duties under the governing agreements, including the duty to investigate and pursue breach of representation and warranty claims against other parties to the RMBS transactions. While it is inherently difficult to predict the eventual outcomes of pending actions, The Bank of New York Mellon denies liability and intends to defend the litigation vigorously.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

Not applicable.

Item 8. Other Information.

Not applicable.

Item 9. Exhibits.

Exhibit 99.1. Monthly Servicer’s Certificate for the distribution period commencing on September 1, 2014 and expiring on September 30, 2014.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Automobile Lease Securitization Trust 2012-A
(Issuing entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: October 29, 2014	/s/ Victor A. De Jesus

Victor A. De Jesus
Vice President, Finance and Administration /
Chief Financial Officer

Exhibit Index

Exhibit No.	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the distribution period commencing on September 1, 2014 and expiring on September 30, 2014.